CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
OPERATING ACTIVITIES:
Net loss	$ (15,382,548)	$ (6,301,270)	$ (23,159,225)	$ (10,083,103)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	399,194	385,184	804,788	415,979
Stock-based compensation	1,995,332	1,211,218	7,224,239	4,328,497
Bad debt expense	20,740	0	74,706	0
Amortization of debt discount and beneficial conversion feature	582,809	450,983	1,620,709	530,484
Interest expense on conversion of notes payable	3,464,187	0	2,647,445	248,858
Loss on disposal			0	(5,572)
Gain on sale of membership interest in GB Sciences Puerto Rico, LLC			(357,968)	0
Stock issued for settlement of Pacific Leaf royalty agreement	2,045,925	0	(1,269,818)	0
Changes in operating assets and liabilities:
Accounts Receivable	(8,650)	(248,265)
Prepaid expenses and other assets	570,240	(394,688)	(1,962,470)	(82,702)
Inventory	(658,043)	(443,715)
Accounts payable	99,877	(80,917)	975,591	61,906
Accrued expenses	487,015	170,050	1,154,009	105,514
Net cash used in operating activities	(6,383,922)	(5,251,420)	(12,247,994)	(4,468,995)
INVESTING ACTIVITIES:
Cash deconsolidated on sale of membership interest in GB Sciences Puerto Rico, LLC			(19,417)	0
Payments on capital lease obligations	(375,140)	0	(740,680)
Purchase of property and equipment	(7,511,857)	(513,271)	(3,429,751)	(3,052,270)
Change in deposits and other assets	(348,675)	(134,561)	(1,213,671)	(1,144,053)
Net cash used in investing activities	(8,235,672)	(647,832)	(5,403,519)	(4,196,323)
FINANCING ACTIVITIES:
Proceeds from issuance of common stock and warrants	8,370,720	4,550	7,200,000	9,749,465
Proceeds from sale of membership interest in subsidiary	6,714,856	120,000
Proceeds from non-controlling interest			3,120,000	329,134
Proceeds from convertible notes	0	4,119,500	8,235,500	1,620,305
Payments under long-term obligations	(116,667)	(66,465)	(21,440)	(375,457)
Other financing activities			4,200	0
Payments made to settle Pacific Leaf Royalty Agreement	(1,000,000)	0
Net cash provided by financing activities	13,968,909	4,177,585	18,538,260	11,323,447
Net change in cash and cash equivalent	(650,685)	(1,721,667)	886,747	2,658,129
CASH AND CASH EQUIVALENT AT BEGINNING OF PERIOD	3,579,700	2,692,953	2,692,953	34,824
CASH AND CASH EQUIVALENT AT END OF PERIOD	2,929,015	971,286	3,579,700	2,692,953
Non-cash transactions:
Stock issued to settle payables			0	590,777
Stock issued to upon conversion of long-term note payable	4,640,971	184,731	3,806,234	3,688,319
Stock issued to settle legal obligations			0	460,840
Stock issued to settle Pacific Leaf Royalty Agreement	36,000	0	1,040,000	0
Capital lease obligation	0	2,525,000	2,525,000	3,900,000
Stock and warrants issued upon amendment of long-term note payable			0	875,663
Induced dividend from warrant exercises			$ 0	$ 4,565,192
Dividend from warrant exercise inducement	$ 2,861,436	$ 0